Domini Social Equity Fund
DOMINI SOCIAL EQUITY FUND®
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Social Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund's prospectus on page A-8 under the heading "How Sales Charges Are Calculated for Class A Shares" and in the Fund's Statement of Additional Information ("SAI") on page 32 under the heading "Additional Information Regarding Class A Sales Charges."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini Social Equity Fund	Investor	Class A	Institutional	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none	4.75%	none	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini Social Equity Fund		Investor	Class A	Institutional	Class R
Management fees		0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) fees		0.25%	0.25%	none	none
Sponsorship fee		0.45%	0.45%	0.45%	0.45%
Other miscellaneous expenses	[1]	0.26%	1.54%	0.07%	0.19%
Total other expenses		0.71%	1.99%	0.52%	0.64%
Total annual Fund operating expenses		1.26%	2.54%	0.82%	0.94%
Fee waiver and expense reimbursements	[2]	(0.01%)	(1.36%)	(0.02%)	(0.04%)
Total annual Fund operating expenses after fee waivers and expense reimbursements		1.25%	1.18%	0.80%	0.90%
[1]	Other miscellaneous expenses of Investor and Class R Shares have been restated to reflect current expenses.
[2]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.25%, 1.18%, 0.80%, and 0.90%, respectively. The agreement expires on November 30, 2012, absent an earlier modification by the Fund's Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Share classes (whether or not shares are redeemed)
Expense Example - Domini Social Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	127	399	691	1,522
Class A	590	1,104	1,645	3,117
Institutional	82	260	453	1,012
Class R	92	296	516	1,151

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption - Domini Social Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	127	399	691	1,522
Class A	590	1,104	1,645	3,117
Institutional	82	260	453	1,012
Class R	92	296	516	1,151

Portfolio turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies:

Under normal circumstances, the Fund primarily invests in the equity securities of mid- and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities and related investments with similar economic characteristics. The Fund may also invest in companies organized or traded outside the U.S. (or in equivalent shares such as ADRs). Domini evaluates the Fund's potential investments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see "Socially Responsible Investing." Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

Principal Risks:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

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Foreign Investing Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision.

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Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser's ability to apply its social and environmental standards. This may also lead the Fund not to invest in certain issuers, industries, markets, sectors, or regions.

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Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets, or adverse investor sentiment. When market prices fall, the value of your investment will go down. The recent financial crisis caused a significant decline in the value and liquidity of many securities. Legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

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Mid-to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund's exposure to mid- and large-cap companies.

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Sector Concentration Risk. The Fund may hold a large percentage of securities in a single sector (e.g., financials). If the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector.

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Socially Responsible Investing Risk. The application of the adviser's social and environmental standards will affect the Fund's exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

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Style Risk. The value of your investment may decrease if the subadviser's quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect.

These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Investment results:

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Investor shares and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor's 500 Index (S&P 500), an unmanaged index of common stocks. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class A, Institutional, and Class R shares reflect the performance of the Investor shares. Class A shares and Institutional shares commenced operations on November 28, 2008. Class R shares commenced operations on November 28, 2003. These returns have not been adjusted to take into account the lower expenses applicable to Class A, Institutional, and Class R shares, but for Class A shares, the returns in the table reflect a deduction for the maximum sales charge. Updated information on the Fund's investment results can be obtained by visiting www.domini.com/performance or by calling 1-800-582-6757.

The Fund's past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Return (%)

Calendar years ended December 31

Highest/lowest quarterly results during this time period were: 20.58% (quarter ended 6/30/09) and –24.04% (quarter ended 12/31/08). The Fund's year-to-date results as of the most recent calendar quarter ended 9/30/11, were –7.22%.

Average annual total returns for periods ended December 31, 2010 (with maximum sales charge for Class A shares)
Average Annual Total Returns - Domini Social Equity Fund	1 Year	5 Years	10 Years
Investor	13.69%	1.81%	0.70%
Investor Return after taxes on distributions	13.60%	1.52%	0.29%
Investor Return after taxes on distributions and sale of shares	9.01%	1.53%	0.47%
Class A	8.39%	0.82%	0.21%
Institutional	14.25%	1.81%	0.70%
Class R	14.36%	2.17%	0.95%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).